Unaudited Condensed Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Profit for the period	$ 2,110	$ 2,075
Taxation	683	699
Share of after tax results of associates and joint ventures	(103)	(115)
Net finance charges	433	442
Non-operating items	(7)	54
Operating profit	3,116	3,155
Increase in inventories	(98)	(175)
Increase in trade and other receivables	(1,036)	(1,181)
Increase in trade and other payables and provisions	332	942
Net increase in working capital	(802)	(414)
Depreciation, amortisation and impairment	416	389
Dividends received	7	5
Post-employment payments less amounts included in operating profit	51	5
Other items	10	75
Adjustments to reconcile profit (loss), Total	484	474
Cash generated from operations	2,798	3,215
Interest received	167	112
Interest paid	(477)	(496)
Taxation paid	(365)	(506)
Interest and income taxes paid (received), classified as operating activities	(675)	(890)
Net cash inflow from operating activities	2,123	2,325
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	14	3
Purchase of property, plant and equipment and computer software	(605)	(632)
Net movements in loans, other investments and other financial assets	(12)	(43)
Sale of businesses and brands	261	116
Acquisition of subsidiaries	(20)	(29)
Investments in associates and joint ventures	(29)	(47)
Net cash outflow from investing activities	(391)	(632)
Cash flows from financing activities
Net sale of own shares for share schemes	1	3
Net purchase of treasury shares in respect of subsidiaries	0	(4)
Dividends paid to non-controlling interests	(81)	(74)
Proceeds from bonds	1,171	2,106
Repayments of bonds	(1,250)	(1,158)
Cash inflow from other borrowings	245	77
Cash outflow from other borrowings	(152)	(650)
Equity dividends paid	(1,401)	(1,399)
Net cash outflow from financing activities	(1,467)	(1,099)
Net increase in net cash and cash equivalents	265	594
Exchange differences	6	(68)
Reclassification to assets and liabilities held for sale	(265)	4
Net cash and cash equivalents at beginning of the period	2,178	1,109
Net cash and cash equivalents at end of the period	2,184	1,639
Net cash and cash equivalents consist of:
Cash and cash equivalents	2,209	1,656
Bank overdrafts	(25)	(17)
Net cash and cash equivalents	$ 2,184	$ 1,639